Stockholders' Equity (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
Summary of shares of the Company's common stock issuable upon exercise of options outstanding
Beginning balance, Number of stock option	22,805,512		22,805,512
Issued, Number of stock option		22,805,512
Exercised, Number of stock options
Forfeited, Number of stock options
Ending balance, Number of stock option	22,805,512	22,805,512	22,805,512
Exercisable, Number of stock option	22,805,512	22,805,512	22,805,512
Beginning balance, Weighted average exercise price	$ 0.22		$ 0.22
Issued, Weighted average exercise price		$ 0.22
Exercised, Weighted average exercise price
Forfeited, Weighted average exercise price
Ending balance, Weighted average exercise price	$ 0.22	$ 0.22	$ 0.22
Exercisable, Weighted average exercise price	$ 0.22	$ 0.22	$ 0.22